CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE
5.	CONVERTIBLE NOTES PAYABLE

From March 2006 through September 30, 2013, the Company issued convertible notes for aggregate cash proceeds of $1,735,000. The notes accrued interest at various rates ranging from 6 % to 10 % per year and had an original maturity date of two years from issuance. The notes were originally convertible into the number of shares of convertible preferred stock upon the closing of a preferred equity financing of at least $1,000,000 by dividing the principal and accrued interest by the purchase price of the convertible preferred stock. In connection with the notes, the Company issued warrants to purchase additional shares of convertible preferred stock at the Conversion Price equal to an aggregate amount ranging from 10 % to up to 50 % of the principal balance of the note. The warrants had various expiration dates through January 2015 as identified in Footnote 1 in this Form 10-Q.

The Company held $1,245,000 of notes that had matured as of September 30, 2012. An additional $50,000 matured during October 2012 bringing the total to $1,295,000. Each of the holders of the matured notes entered into an agreement of forbearance with the Company extending the time to repay the matured notes and the accrued interest for an unspecified period of time. Under the terms of the agreement, interest continued to accrue at the rate in effect at the time of maturity.

On April 20, 2013, the convertible noteholders and the Company entered into an agreement to cancel the warrants and exchange the notes (with a total aggregate principal balance of $1,880,000) and the interest accrued through April 30, 2013 for the Company’s common stock upon the completion of the Merger completed on June 26, 2013. See Note 1.

7.	CONVERTIBLE NOTES PAYABLE

From March 2006 through January 31, 2013, the Company issued convertible notes for aggregate cash proceeds of $1,735,000. The notes accrued interest at various rates ranging from 6% to 10% per year and had an original maturity date of two years from issuance. The notes were originally convertible into the number of shares of convertible preferred stock upon the closing of a preferred equity financing of at least $1,000,000 by dividing the principal and accrued interest by the purchase price of the convertible preferred stock. In connection with the notes, the Company issued warrants to purchase additional shares of convertible preferred stock at the conversion price equal to an aggregate amount ranging from 10% to up to 50% of the principal balance of the note. The warrants had various expiration dates through January 2015.

On July 5, 2011, the Company issued a convertible note for cash proceeds of $250,000. The note accrued interest at 6% per year and matured in one year. The note was convertible into the number of shares of common stock upon the closing of an equity financing of at least $750,000 by dividing the principal and accrued interest by the purchase price of the stock sold in the equity financing. Upon maturity of the note on July 5, 2012, the note holder entered into an agreement of forbearance with the Company extending time to repay the matured note and the accrued interest for an unspecified period of time. Under the terms of the agreement, interest will continue to accrue at 6% per year until the note was paid or converted.

The Company held $1,245,000 of notes that had matured as of September 30, 2012. An additional $50,000 matured during each of October 2012 and March 2013, bringing the total to $1,345,000. Each of the holders of the matured notes entered into an agreement of forbearance with the Company extending the time to repay the matured notes and the accrued interest for an unspecified period of time. Under the terms of the agreement, interest continued to accrue at the rate in effect at the time of maturity.

On April 20, 2013, the convertible noteholders and the Company entered into an agreement to cancel the warrants and exchange the notes (with a total aggregate principal balance of $1,880,000) and the interest accrued through April 30, 2013 for the Company’s common stock upon the completion of the Merger completed on June 26, 2013 as described in Note 6.